SUBSEQUENT EVENTS - Purchase Order Financing Advance (Details)				1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 06, 2026 USD ($)	Apr. 08, 2026 USD ($)	Sep. 18, 2025	Jul. 31, 2026 USD ($) item	Jun. 30, 2026 USD ($) item	Jun. 30, 2026 USD ($) item
PO financing | CCS
SUBSEQUENT EVENTS
Advance received		$ 134,000			$ 1,943,000	$ 1,943,000
Base charge rate		1.625%	1.625%
Base charge rate, threshold period post invoice		15 days	15 days
Number of purchase orders financed | item					2	2
PO financing | Keen Labs Operations, Inc | Subsequent events
SUBSEQUENT EVENTS
Advance received	$ 111,000
Base charge rate	1.55%
Number Of advances received | item				2
Invoiced amount				$ 956,000
Lender advanced amount				813,000
Retained as hold back amount				$ 143,000
Advances released from escrow	$ 432,000
Advances remitted to vendor	$ 321,000
Base charge rate, initial term	30 days
Additional charge rate	0.55%
Additional charge rate, each additional period	10 days
AR financing | CCS
SUBSEQUENT EVENTS
Base charge rate			1.55%
Base charge rate, initial term			30 days